INCOME TAXES (Details Narrative) - HKD ($) $ in Millions		6 Months Ended
	Mar. 21, 2018	Jun. 30, 2026	Jun. 30, 2025
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal tax rate		25.00%	25.00%
Withholding tax rate		10.00%
Inland Revenue, Hong Kong [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Withholding tax rate		5.00%
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax, description	The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Company’s Hong Kong subsidiaries did not have assessable profits that were derived in Hong Kong for the six months ended June 30, 2026 and 2025.
Profit tax rates, amount	$ 2
Profit tax rates	8.25%
HONG KONG | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Profit tax rates, amount	$ 2
Profit tax rates	16.50%
CHINA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal tax rate		25.00%
UNITED STATES
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal tax rate		21.00%
State tax rate		8.70%